SEGMENT AND GEOGRAPHIC DATA (Tables)	12 Months Ended
Aug. 31, 2013
Segment Reporting [Abstract]
Operating Segment Information
Data for the Seeds and Genomics and Agricultural Productivity reportable segments, as well as for Monsanto’s significant operating segments, are presented in the table that follows:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Net Sales(1)
Corn seed and traits	$6,596	$5,814	$4,805
Soybean seed and traits	1,653	1,771	1,542
Cotton seed and traits	695	779	847
Vegetable seeds	821	851	895
All other crops seeds and traits	575	574	493
Total Seeds and Genomics	$10,340	$9,789	$8,582
Agricultural productivity	4,521	3,715	3,240
Total Agricultural Productivity	$4,521	$3,715	$3,240
Total	$14,861	$13,504	$11,822
Gross Profit
Corn seed and traits	$3,929	$3,589	$2,864
Soybean seed and traits	948	1,160	1,045
Cotton seed and traits	519	585	642
Vegetable seeds	337	419	534
All other crops seeds and traits	350	306	221
Total Seeds and Genomics	$6,083	$6,059	$5,306
Agricultural productivity	1,570	986	773
Total Agricultural Productivity	$1,570	$986	$773
Total	$7,653	$7,045	$6,079
EBIT(2)(3)(5)
Seeds and genomics	$2,412	$2,570	$2,106
Agricultural productivity	1,048	477	281
Total	$3,460	$3,047	$2,387
Depreciation and Amortization Expense
Seeds and genomics	$495	$510	$496
Agricultural productivity	120	112	117
Total	$615	$622	$613
Equity Affiliate Income(6)
Seeds and genomics	$(15)	$(10)	$(21)
Agricultural productivity	—	—	—
Total	$(15)	$(10)	$(21)
Total Assets(4)
Seeds and genomics	$16,246	$15,944	$15,351
Agricultural productivity	4,418	4,280	4,493
Total	$20,664	$20,224	$19,844
Property, Plant and Equipment Purchases
Seeds and genomics	$619	$493	$434
Agricultural productivity	122	153	106
Total	$741	$646	$540
Investment in Equity Affiliates
Seeds and genomics	$91	$142	$141
Agricultural productivity	—	—	—
Total	$91	$142	$141

(1)	Represents net sales from continuing operations.

(2)
EBIT is defined as earnings (loss) before interest and taxes; see the following table for reconciliation. Earnings (loss) is intended to mean net income (loss) attributable to Monsanto Company as presented in the Statements of Consolidated Operations under generally accepted accounting principles. EBIT is an operating performance measure for the two reportable segments.

(3)	Agricultural Productivity EBIT includes income of $17 million, $10 million and $3 million from discontinued operations for fiscal years 2013, 2012 and 2011, respectively.

(4)	Includes assets recorded in continuing operations and discontinued operations.

(5)	EBIT includes restructuring charges for fiscal years 2012 and 2011. See Note 5 — Restructuring — for additional information.

(6)	Equity affiliate income is included in Other expense, net in the Statements of Consolidated Operations.

The reconciliation of EBIT to Net Income
A reconciliation of EBIT to net income for each period follows:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
EBIT(1)	$3,460	$3,047	$2,387
Interest Expense — Net	80	114	88
Income Tax Provision(2)	898	888	692
Net Income Attributable to Monsanto Company	$2,482	$2,045	$1,607

(1)	Includes the income from operations of discontinued businesses and pre-tax noncontrolling interest.

(2)	Includes the income tax provision from continuing operations, the income tax benefit on noncontrolling interest and the income tax provision on discontinued operations.

Net Sales And Long Lived Assets by World Area
Net sales and long-lived assets are attributed to the geographic areas of the relevant Monsanto legal entities. For example, a sale from the United States to a customer in Brazil is reported as a U.S. export sale.

	Net Sales to Unaffiliated Customers			Long-Lived Assets
	Year Ended Aug. 31,			As of Aug. 31,
(Dollars in millions)	2013	2012	2011	2013	2012
United States	$8,044	$7,367	$6,372	$6,881	$6,950
Europe-Africa	2,042	1,716	1,515	1,345	1,155
Brazil	1,547	1,588	1,276	696	760
Asia-Pacific	806	837	841	270	308
Argentina	1,121	873	773	347	272
Canada	615	541	458	100	98
Mexico	466	385	362	118	104
Other	220	197	225	376	369
Total	$14,861	$13,504	$11,822	$10,133	$10,016